SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Basis of Presentation
Basis of Presentation
The consolidated financial statements include the accounts of all subsidiaries of the Company with intercompany transactions and balances eliminated on consolidation. All of the Company’s subsidiaries are wholly owned. These consolidated financial statements have been prepared by management in accordance with United States generally accepted accounting principles (“U.S. GAAP”) on a basis consistent for all periods presented.
The preparation of financial statements in accordance with U.S. GAAP requires management to use judgment in the application of accounting policies, including making estimates and assumptions. Actual results could differ from those estimates. Estimates are used in accounting for, among other things, revenue recognition, contract loss accruals, excess, slow-moving and obsolete inventories, product warranty accruals, loss accruals on service agreements, share-based compensation expense, allowance for doubtful accounts, depreciation and amortization and in-process research and development intangible assets, impairment of long-lived assets; and contingencies. Estimates and assumptions are reviewed periodically, and the effects of revisions are reflected in the consolidated financial statements in the period they are deemed to be necessary.
Fiscal years ended December 31, 2022 and December 31, 2021, respectively, may be referred to as 2022 and 2021.
Amounts presented in these consolidated financial statements are in United States dollars unless otherwise indicated.
Our critical accounting policies are those that are both most important to our financial condition and results of operations and require the most difficult, subjective or complex judgments on the part of management in their application, often as a result of the need to make estimates about the effect of matters that are inherently uncertain. Our accounting policies are set forth in Note 4, Significant Accounting Policies.

Principles of Consolidation
Principles of consolidation
The consolidated financial statements include the accounts of all entities controlled by MedAvail Holdings, Inc., which are referred to as subsidiaries. MedAvail Technologies Inc., MedAvail Technologies (US) Inc., MedAvail Pharmacy Inc., and MedAvail, Inc. are all subsidiaries of the Company. The Company has no interests in variable interest entities of which the Company is the primary beneficiary. All intercompany balances and transactions have been eliminated.
As noted above, the Company has reported MedAvail Pharmacy Inc. and its operating results of the pharmacy services business, and related services, in the loss from discontinued operations line in the consolidated statements of operations for all periods presented. In addition, related assets and liabilities were reported as assets of discontinued operations and liabilities of discontinued operations in the consolidated balance sheets for all periods presented. Unless otherwise noted, the discussion within these notes to the consolidated financial statements relates to continuing operations comprised of the pharmacy technology business. See Note 20 for additional information on discontinued operations.

Cash and Cash Equivalents
Cash and Cash Equivalents
The Company classifies all highly liquid instruments with an original maturity of three months or less as cash equivalents. The Company’s cash and cash equivalents generally include funds held in checking and savings accounts at large American and Canadian financial institutions and denominated in U.S. Dollars and Canadian Dollars.

Restricted Cash
Restricted Cash
The Company considers cash to be restricted when withdrawal or general use is legally restricted. During the years ended December 31, 2022 and December 31, 2021, pursuant to a Loan and Security Agreement with Silicon Valley Bank, See Note 13, we issued letters of credit to secure certain operating leases, and we are required to maintain a $0.7 million and $0.4 million, respectively, with the bank to secure the outstanding letters of credit. Due to the nature of the deposits, the balances were classified as restricted cash. Restricted cash was included in the balance for cash presented in the statements of cash flows.

Accounts Receivable	Accounts ReceivableAccounts receivable are primarily comprised of trade receivables presented net of allowance for doubtful accounts. The Company maintains an allowance for doubtful accounts based on its assessment of the collectability of amounts owed by customers. The allowance consists of known specific troubled accounts as well as an amount based on overall estimated potential uncollectible accounts receivable based on historical experience.
Prepaid expenses and other current assets	Prepaid expenses and other current assetsPrepaid expenses and other current assets consist primarily of prepaid amounts for insurance, rent and general operating expenses.
Research and Development	Research and DevelopmentResearch and development expenses represent costs incurred to internally develop and innovate the MedCenter platform technology, including research and development on the MedCenter hardware, and related software and supporting information technology infrastructure. Wages and salaries consist of compensation costs incurred for research and development employees and contractors including bonuses, health plans, severance, and contractor costs. The Company does not incur research and development for others or provided such services to external parties. When research and development costs are incurred to develop hardware, the costs are expensed until technological feasibility is achieved, at which point the costs are capitalized.
Software
Software
Software development costs are accrued and expensed based on ASC 985 or ASC 350 for external and internal use software, respectively. External use software includes software costs for applications that the Company intends to sell or lease (in conjunction with related hardware). Internal use software includes software costs for applications that are used internally. Any software development costs that are incurred prior to the point where the project has demonstrated technological feasibility are expensed as they are incurred. Once technological feasibility has been established, development costs are capitalized. Once development is complete and the software is made available for release to customers, capitalization is no longer appropriate because any remaining costs are considered ongoing maintenance and support. These are expensed as they are incurred. The definition of “technological feasibility”, per ASC 985 or ASC 350, is “the technological feasibility of a computer software product is established when the entity has completed all planning, designing, coding, and testing activities that are necessary to establish that the product can be produced to meet its design specifications including functions, features, and technical performance requirements.” Software development costs are subject to these rules regardless of whether the costs were generated internally (employee time) or externally (vendor fees).
Foreign Currency Translation	Foreign Currency TranslationThe functional currency for all our subsidiaries is the U.S. dollar. Gains and losses resulting from the remeasurement of foreign currency amounts to the functional currency are included in operating expenses in the consolidated statements of comprehensive loss. Gains and losses resulting from translating assets and liabilities from the functional currency to U.S. dollars are included in foreign currency translation adjustment in the consolidated statements of operations and comprehensive loss.
Revenue Recognition
Revenue Recognition
The Company accounts for revenue under Accounting Standards Codification, or ASC, Topic 606: Revenue from Contracts with Customers, or Topic 606. The amount of revenue recognized for any goods or services reflects the consideration that the Company expects to be entitled to receive in exchange for those goods and services. To achieve this core principle, the Company applies the following five-step approach: (1) identify the contract with the customer; (2) identify the performance obligations in the contract; (3) determine the transaction price; (4) allocate the transaction price to performance obligations in the contract; and (5) recognize revenue when or as a performance obligation is satisfied.
A contract is accounted for when approved by both parties, the rights of the parties are identified, payment terms are identified, the contract has commercial substance and collectability of consideration is probable. Performance obligations under a contract are identified based on the goods or services that will be transferred to the customer that are both capable of being distinct and are distinct in the context of the contract. In certain instances, the Company concluded that distinct goods or services should be accounted for as a single performance obligation that is a series of distinct goods or services that have the same pattern of transfer to the customer.
The transaction price is determined based on the consideration that the Company will be entitled to in exchange for transferring goods or services to the customer. To the extent the transaction price includes variable consideration, we estimate the amount of variable consideration that should be included in the transaction price, utilizing the expected value method. During 2022 and 2021, none of our pharmacy technology contracts included variable consideration. Determining the transaction price requires judgment.
The Company must also determine if the promises to transfer the goods or services to the customer are separately identifiable from other promises in the contract (the goods or services are distinct in the context of the contract). If these criteria are not met, the promised services are accounted for as a single performance obligation.
If the contract contains a single performance obligation, the entire transaction price is allocated to the single performance obligation. Contracts that contain multiple performance obligations require an allocation of the transaction price to each performance obligation based on a relative standalone selling price (SSP) basis. We determine each SSP based on the Company’s history of selling such performance obligations as standalone goods or services. When no observable evidence exists, we estimate SSP using cost-plus method. In cases where the cost-plus method is used, to establish the gross margins we utilize all observable data points including, market and industry data points and the Company’s pricing practices.
Subscription Revenue
The Company provides MedCenter units to customers on a contract that includes software license and maintenance services or a Subscription Agreement. Subscription Agreements include operating leases for the MedCenter units with a non-cancelable term of 12 months or less, and are recorded following lessor guidance for operating leases. MedCenters leased to customers are carried on the Company’s consolidated balance sheets as MedCenter equipment and depreciated. For the years ended December 31, 2022 and 2021, subscription revenue was $0.4 million for both periods, respectively, within the pharmacy and hardware revenue on the consolidated statements of operations and comprehensive loss.
MedCenter Revenue
The Company derives revenue from the sale of MedPlatform Systems, which include MedCenter prescription dispensing kiosks, and the associated installation, software, maintenance and support, and professional service components necessary for operation, representing multiple distinct performance obligations.
Hardware and installation revenue is recognized when the MedCenter is delivered, installed, and controlled by the customer. Software, and maintenance and support revenue is recognized over the term of the MedCenter Systems contract. Professional service revenue is recognized on a proportional performance, time-and-materials basis, as the services are delivered to the customer. For any consideration received prior to the fulfillment of the obligation, deferred revenue is recorded. As of December 31, 2022 and 2021, deferred revenue on the consolidated balance sheets was $0.2 million and $0.1 million, respectively.
Inventory	InventoryInventory used in the pharmacy technology segment consists primarily of MedCenter units which are finished goods, as well as spare parts. Inventories are carried at the lower of cost (specific identification) or net realizable value.
Impairment of Long Lived Assets	Impairment of Long Lived AssetsLong-lived assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset group may not be recoverable. If events or changes in circumstances indicate that the carrying amount of the asset group may not be recoverable, the Company compares the carrying amount of an asset group to future undiscounted net cash flows, excluding interest costs, expected to be generated by the asset group and their ultimate disposition. If the sum of the undiscounted cash flows is less than the carrying value, the impairment to be recognized is measured by the amount by which the carrying amount of the asset group exceeds the fair value of the asset group.
Property, Plant and Equipment
Property, plant and equipment
Property, plant and equipment are carried at cost less accumulated depreciation and impairment. Gains and losses arising on the disposal of individual assets are recognized in income in the period of disposal. Costs, including financing charges and certain design, construction and installation costs related to assets that are under construction and are in the process of being readied for their intended use, are recorded as construction-in-progress and are not subject to depreciation.
Depreciation begins when an asset is placed into service on a straight-line basis over the estimated useful lives as follows:

IT equipment	1 – 3 years
General plant and equipment	5 – 8 years
Vehicles	5 years
Office furniture and equipment	5 – 8 years
Leasehold improvements	lesser of useful life or term of lease
MedCenter equipment	8 years
Maintenance and repairs are charged to expense as incurred. Renewals and betterments that materially prolong the useful lives of the assets are capitalized. The cost and related accumulated depreciation of property retired or sold are removed from the accounts, and gains or losses are recognized in the consolidated statements of operations.

Intangible Assets	Intangible AssetsIntangible assets consist of software, patents and know-how. Intangible assets acquired through asset acquisitions or business combinations are initially recognized at fair value based on an allocation of the purchase price. Software includes internal and external use software costs that are accounted for in accordance with ASC 350 and ASC 925, respectively. Costs associated with application development are capitalized as intangible assets. All other costs including planning, training, and conceptual evaluation are expensed. The intangible assets are amortized on a straight-line basis over their estimated useful lives. Amortization of the intellectual property commenced in 2014 on delivery of the first proof of concept MedCenter. The Company evaluates the reasonableness of the estimated useful lives of these intangible assets on an annual basis.
Leases
Leases
The Company maintains operating leases primarily for research and development facilities, corporate offices, storage of MedCenter equipment and repair, maintenance, and certain manufacturing.
ASC 842 requires lessees to recognize a right-of-use, or ROU, asset and a lease liability on the balance sheet for substantially all leases, except for short-term leases. Leases are classified as either finance or operating, with classification affecting the pattern of expense recognition in the statement of operations.
New contracts are analyzed to determine whether they include leased assets; such leases are referred to as embedded leases. When evaluating contracts for embedded leases, the Company exercises judgment to determine if there is an explicitly or implicitly identified asset in the contract and if the Company controls the use of that asset.
The Company’s accounting policy treats leases with an initial term of 12 months or less as short-term leases. Lease expense for short-term lease payments are recognized on a straight-line basis over the term of the lease.
Operating lease right-of-use, or ROU, assets and lease liabilities are recognized based on the present value of lease payments over the lease term. Because most of the leases do not include an implicit discount rate, the Company uses its incremental borrowing rate to calculate the present value of lease payments. As a practical expedient, the Company has elected not to separate lease components (e.g. payments for rent, real estate taxes and insurance costs) from non-lease components (e.g. common-area maintenance costs). As a result, if the non-lease components are fixed, they are included when calculating the ROU asset and related lease liability.
Share-based Compensation
Share-based compensation
The Company has a stock compensation plans whereby awards are granted to certain employees. The fair value of the stock options and restricted stock units or RSUs granted by the Company to employees is recognized as compensation expense on a straight-line basis over the applicable vesting period. The fair value of the options and RSU’s are measured using the Black-Scholes option pricing model and intrinsic value, respectively, as of the grant date. Shares issued upon the exercise of options and vesting of RSUs are new shares. Forfeitures are estimated based on historical experience and expense related to awards, and the estimate is adjusted over the term of the awards to reflect their probability of vesting. All fully vested awards are fully expensed.
The Company has an employee stock purchase plan or ESPP, whereby employees may purchase a limited number of shares of the Company’s common stock. The fair value of the ESPP shares purchased by employees, as of the grant date, is recognized as compensation expense on a straight-line basis over the period from the grant date to the exercise date.
Warrants
Warrants
The Company issued warrants to purchase shares of its common stock. The outstanding warrants are standalone instruments that are not puttable or mandatorily redeemable by the holder and are classified as equity awards once issued. Certain obligations to issue warrants as compensation for services may be initially classified as liabilities before the warrants are issued. The fair value of the awards are measured using the Black-Scholes option pricing or Monte-Carlo simulation models as of the grant date. Warrants issued are initially recorded at fair value as a reduction to additional paid in capital or as an expense if the warrants are issued to pay for services.

Financing Costs	Financing costsFinancing costs incurred to issue debt are capitalized and amortized using the effective interest method until the individual financial liability matures and are included as a component of interest expense in the consolidated statements of operations and comprehensive loss. Financing costs incurred to issue equity are capitalized and netted against the respective class of shares they were incurred to issue.
Recently Issued Accounting Standards Not Yet Adopted
Recently Issued Accounting Standards Not Yet Adopted
Measurement of Credit Losses on Financial Statements
In June 2016, the FASB issued ASU No. 2016-13, “Financial Instruments-Credit Losses (Topic 326)”- Measurement of Credit Losses on Financial Instruments”, (“ASU 2016-13”), supplemented by ASU 2018-19, “Codification Improvements to Topic 326, Financial Instruments – Credit Losses”, (“ASU 2018-19”). The new standard requires entities to measure all expected credit losses for financial assets held at the reporting date based on historical experience, current conditions, and reasonable and supportable forecasts. ASU 2016-13 became effective for Public Business Entities who are SEC filers for fiscal years beginning after December 15, 2019, other than smaller reporting companies, all other public business entities and private companies, with early adoption permitted. ASU No. 2016-13 will be effective beginning in the first quarter of the Company's fiscal year 2023. The adoption of ASU 2019-13 is not expected to have a material impact on our consolidated financial statements.
Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions
In June 2022, the FASB issued ASU No. 2022-03, “Fair Value Measurement (Topic 820)”- Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions”, (“ASU 2022-03”). The amendments in this update clarify the guidance in Topic 820. ASU 2022-03 becomes effective for Public Business Entities who are SEC filers for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years. Early adoption is permitted. ASU No. 2022-03 will be effective beginning in the first quarter of the Company's fiscal year 2024. The Company has not yet completed its evaluation of the impact of this new guidance on its consolidated financial statements.
There was no other recently issued and effective authoritative guidance that is expected to have a material impact on the Company’s consolidated financial statements through the reporting date.